Risk management - United States - Santander Bank, N.A. - COVID-19 pandemic moratoria (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Total amount of payment moratoria	€ 93,112,000,000
Percentage to lending porfolio	9.68%
Financial instruments not credit-impaired | Stage 1
Credit risk
Payment moratoria granted that expired	€ 0.746	€ 0.824
Financial instruments not credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	0.187	0.145
Financial instruments credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	0.067	€ 0.031
United States | North America | Santander Bank N.A.
Credit risk
Total amount of payment moratoria	€ 3,723,000,000
Percentage to lending porfolio	7.32%
Percentage of payment moratoria granted that expired	99.90%	90.00%
United States | North America | Santander Bank N.A. | Financial instruments not credit-impaired | Stage 1
Credit risk
Payment moratoria granted that expired	€ 0.679	€ 0.621
United States | North America | Santander Bank N.A. | Financial instruments not credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	0.262	€ 0.353
United States | North America | Santander Bank N.A. | Financial instruments credit-impaired
Credit risk
Payment moratoria, performance percentage		2.60%
United States | North America | Santander Bank N.A. | Financial instruments credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	0.059
United States | North America | Santander Bank N.A. | Loans under government programs
Credit risk
Total portfolio	€ 221,000,000